Tax Receivables and Tax Payables - Summary of Breakdown in Account (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax Receivables And Tax Payables [Abstract]
Tax Receivables	€ 21,018	€ 25,063
Tax Payables	€ (41,655)	€ (19,440)